Recent accounting pronouncements (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Operating lease ROU assets		$ 3,884	$ 4,600
Operating lease liabilities, current		1,412	1,181
Oerating lease liabilities, non current		4,555	$ 5,962
Rubicon [Member]
Operating lease ROU assets	$ 3,251	3,884		$ 5,000
Operating lease liabilities, current	1,612	1,412		1,000
Oerating lease liabilities, non current	$ 3,359	$ 4,555		$ 6,900